Cover Page	Aug. 28, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Aug. 28, 2019
Entity Registrant Name	SP PLUS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50796
Entity Tax Identification Number	16-1171179
Entity Address, Address Line One	200 E. Randolph Street, Suite 7700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601‑7702
City Area Code	312
Local Phone Number	274-2000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001059262
Amendment Flag	false